NOTE 13 - Share Based Compensation: Schedule of Assumptions used to estimate the fair value of options (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Assumptions used to estimate the fair value of options
	For the year ended December 31,
Inputs	2025	2024
Volatility	50%-60%	50%
Dividend Yield	0%	0%
Risk-Free Interest Rate	3.71%-3.97%	3.26%-4.58%